Significant Equity Transactions and Acquisitions - Additional Information (Detail) ¥ in Millions		1 Months Ended		12 Months Ended
	Nov. 10, 2017 CNY (¥) Founders shares	Oct. 31, 2017 CNY (¥)	Aug. 31, 2017 CNY (¥)	Dec. 31, 2017	Nov. 10, 2017 $ / shares	Jun. 30, 2012 shares
Significant Equity Transactions And Acquisitions [Line Items]
Common stock shares redesignated						4,000,000
HB Micro Lending Company [Member]
Significant Equity Transactions And Acquisitions [Line Items]
Percentage of voting rights				60.00%
Acquisition date				Oct. 31, 2017
American Depositary Shares [Member]
Significant Equity Transactions And Acquisitions [Line Items]
Net proceeds from initial public offering and private placement | ¥	¥ 253.0
Share Purchase Agreement [Member] | HB Micro Lending Company [Member]
Significant Equity Transactions And Acquisitions [Line Items]
Percentage of common shares acquired			32.00%
Cash consideration | ¥			¥ 48.2
Equity Pledge Agreement [Member] | HB Micro Lending Company [Member]
Significant Equity Transactions And Acquisitions [Line Items]
Percentage of common shares acquired		28.00%
Cash consideration | ¥		¥ 42.0
Gf Sino Vest Fund Spc Star Six SP [Member]
Significant Equity Transactions And Acquisitions [Line Items]
Common stock shares redesignated						4,000,000
Number of founders | Founders	4
IPO [Member] | American Depositary Shares [Member]
Significant Equity Transactions And Acquisitions [Line Items]
Number of shares offered	17,000,000
Number of ordinary shares represented by each ADS					5
Share price | $ / shares					$ 13.00
Private Placement [Member] | American Depositary Shares [Member]
Significant Equity Transactions And Acquisitions [Line Items]
Number of shares offered	3,846,154